united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2720

Date of fiscal year end: 9/30

Date of reporting period: 3/31/20

Item 1. Reports to Stockholders.

Pinnacle Sherman Multi-Strategy Core Fund

Class A Shares (APSHX)

Class C Shares (CPSHX)

Class I Shares (IPSHX)

Pinnacle TrendRating Innovative Equity Fund

Class A Shares (APTRX)

Class C Shares (CPTRX)

Class I Shares (IPTRX)

Semi-Annual Report

March 31, 2020

1-888-985-9830

www.pinnacledynamicfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.pinnacledynamicfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Pinnacle Sherman Multi Strategy Core Fund

Pinnacle TrendRating Innovative Equity Fund

Dear Shareholders:

We are pleased to present you with the Semi-Annual Report for March 31, 2020 for each of the Funds listed above.

Pinnacle Sherman Multi Strategy Core Fund (the Fund)

As of March 31, 2020, the Fund returned the following (Inception date October 1, 2015):

Pinnacle Sherman Multi Strategy Core Fund Share Class	1 Year	Since Inception
Class A share (APSHX) – load waived	-3.59%	1.83%
Class C share (CPSHX) – No Load	-4.23%	1.09%
Class I share (IPSHX)	-3.33%	2.11%
Load Adjusted
Class A share (APSHX)	-9.13%	0.50%

Past Performance does not guarantee future results. It is not possible to invest directly in an index or category average. The maximum sales charge for Class A Shares is 5.75%. Class A Share investors may be eligible for a reduction in sales charges. *The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 1.98% for Class A, 2.73% for Class C and 1.73% for Class I. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2021, to ensure that the net annual fund operating expenses will not exceed 1.49%, 2.24%, and 1.24% attributable to Class A, C, and I shares respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s Prospectus for more detail on the expense waiver. For performance information current to the most recent month end, please call toll-free 1-888-985-9830.

During the same time periods (1 year and since 10/1/15) the Fund’s primary benchmark, the Dow Jones Moderately Aggressive Portfolio Index®, lost -11.46% and gained 4.66% respectively, and the Fund’s Morningstar category average, Morningstar Tactical Allocation®, lost -7.90% and gained 1.83% respectively.

During our last annual letter dated 9/30/2019, we spoke about the difficult time the Fund experienced in the 4th quarter of 2018, and specifically December 2018. We went into detail about the changes we made to the investment strategy with the goal of enhancing the risk management of the Fund. Here is how we ended the letter:

3601-NLD-5/15/2020

“Here’s the month by month from when we added the Cash Directional Indicator through 11/13/2019:

2019	6/6-30	July	August	September	October	11/1-13	6/6-11/13
IPSHX – Multi Strategy	1.58	1.45	-1.24	1.16	0.48	0.95	4.43
MSTAR Tactical Category	2.32	0.43	-0.62	0.34	0.92	0.28	3.70

While we cannot undue the past, we believe the additional flexibility of the Cash Directional Indicator, combined with the three main risk indicators we have in place, provide the Fund with the best opportunity to navigate both positive and negative markets in a strong, risk managed way.”

Little did we know a true test would be just around the corner! Obviously, we did not imagine a COVID-19 scenario bringing about one of the quickest and severest equity market downturns in market history. However, it did provide an opportunity to see how the investment strategy changes held up in a market environment under distress.

We’re pleased to report the Fund did well compared to both its index and its Morningstar category. We’ve also included the S&P 500 Total Return for comparison.

2020	January	February	March	April	1/1-4/30	2/19-3/23	3/23-4/30
IPSHX – Multi Strategy	0.28	-5.86	-4.47	6.61	-3.85	-21.26	16.44
MSTAR Tactical Category	-0.23	-4.92	-9.23	5.26	-9.36	-21.38	12.07
DJ Moderately Aggressive TR	-1.02	-6.49	-13.31	9.87	-11.85	-29.97	23.40
S&P 500 TR	-0.04	-8.23	-12.35	12.82	-9.29	-33.79	30.38

What really sticks out to us is the ability of the Fund to outperform its Morningstar Tactical Category average during the month of March as the equity markets were in distress and then also outperform the Morningstar Tactical Category average in April as the markets rebounded.

As one looks at those two months, March and April, the Fund was also down only 34% of what its index (DJ Moderately Aggressive TR) was down in March, but it was up 67% of its index in April.

We’re pleased with how the Fund’s current risk managed investment strategy played out during the COVID-19 inspired market downturn and subsequent rebound. While none of us know how the future will play out, we do believe the Fund’s positioned well to help offer downside protection without hopefully giving up too much on the upside.

3601-NLD-5/15/2020

Pinnacle TrendRating Innovative Equity Fund (the Fund)

As of March 31, 2020, the Fund returned the following (Inception date December 3, 2018):

Pinnacle TrendRating Innovative Equity Fund Share Class	1 Year	Since Inception
Class A share (APTRX) – load waived	-0.74%	3.03%
Class C share (CPTRX) – No Load	-0.74%	3.03%
Class I share (IPTRX)	-0.64%	3.11%
Load Adjusted
Class A share (APTRX)	-6.45%	-1.48%

Past Performance does not guarantee future results. It is not possible to invest directly in an index or category average. The maximum sales charge for Class A Shares is 5.75%. Class A Share investors may be eligible for a reduction in sales charges. *The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 13.38% for Class A, 14.13% for Class C and 13.13% for Class I. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until January 31, 2021, to ensure that the net annual fund operating expenses will not exceed 1.24%, 1.99%, and 0.99% attributable to Class A, C, and I shares respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s Prospectus for more detail on the expense waiver. For performance information current to the most recent month end, please call toll-free 1-888-985-9830.

The Fund has performed well and as intended since launching in December 2018. While the Fund returned a slight loss over the past year of just less than -1.00%, the S&P 500 (its benchmark index) lost -8.81% over the same time period. Since inception is a similar story as the Fund returned, on an annualized basis, just over 3.00%, while the S&P 500 lost -5.62%.

During 2020 the Fund had a strong start to the year and that helped it weather the storm, compared to the S&P 500, when the market began its significant decline in March. Year to date through March 31, 2020, the S&P 500 lost -19.60%, while the Fund was down a little less than -10.50%.

While many large cap stock funds in reality mirror closely the returns of the S&P 500, our Fund returns for any given period of time can vary greatly from those of the S&P 500 based on the concentrated nature of the Fund’s portfolio. However, we believe over time this concentration in trending stocks will provide the Fund with strong performance compared to the S&P 500.

3601-NLD-5/15/2020

Definitions/Glossary

Dow Jones Moderately Aggressive Portfolio Index® – A global benchmark that takes 80% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 80% of the risk of the Dow Jones Aggressive Portfolio Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Morningstar Tactical Allocation® – Asset weighted category average of US based open end mutual funds that Morningstar has assigned to this category. Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. Returns do reflect internal fees and expenses of the funds included in this category but returns do not reflect any sales charges. The category average is not available for direct investment.

S&P 500® Total Return – The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. Returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Past Performance does not guarantee future results.

It is not possible to invest in an index or category average.

3601-NLD-5/15/2020

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2020

The Fund’s performance figures* for the periods ending March 31, 2020, compared to its benchmark:

				Annualized
				Inception*** -
	Six Months	One Year	Three Years	March 31, 2020
Pinnacle Sherman Multi-Strategy Core Fund - Class A	(5.27)%	(3.59)%	(0.71)%	1.83%
Pinnacle Sherman Multi-Strategy Core Fund - Class A with load	(10.70)%	(9.13)%	(2.65)%	0.50%
Pinnacle Sherman Multi-Strategy Core Fund - Class C	(5.57)%	(4.23)%	(1.43)%	1.09%
Pinnacle Sherman Multi-Strategy Core Fund - Class I	(5.08)%	(3.33)%	(0.42)%	2.11%
Dow Jones Moderately Aggressive Portfolio Index **	(14.07)%	(11.46)%	0.97%	4.66%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before any fee waivers, are 1.98% for Class A shares, 2.73% for Class C shares and 1.73% for Class I shares per the February 1, 2020 prospectus. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

**	Dow Jones Moderately Aggressive Portfolio Index® – A global benchmark that takes 80% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 80% of the risk of the Dow Jones Moderately Aggressive Portfolio Index. The Index is calculated on a total return basis with dividends reinvested. The Index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

***	Inception date is October 1, 2015.

The Fund’s holdings by asset class as of March 31, 2020 are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	84.8%
Exchange Traded Funds - Debt Funds	9.3%
Exchange Traded Funds - Commodity Fund	3.7%
Other Assets in Excess of Liabilities	2.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

PINNACLE TRENDRATING INNOVATIVE EQUITY FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2020

The Fund’s performance figures* for the periods ending March 31, 2020, compared to its benchmark:

			Annualized
			Inception*** -
	Six Months	One Year	March 31, 2020
Pinnacle TrendRating Innovative Equity Fund - Class A	(6.11)%	(0.74)%	3.03%
Pinnacle TrendRating Innovative Equity Fund - Class A with load	(11.54)%	(6.45)%	(1.48)%
Pinnacle TrendRating Innovative Equity Fund - Class C	(6.20)%	(0.74)%	3.03%
Pinnacle TrendRating Innovative Equity Fund - Class I	(6.10)%	(0.64)%	3.11%
S&P 500 Index **	(13.17)%	(8.81)%	(5.62)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before any fee waivers, are 13.38% for Class A shares, 14.13% for Class C shares and 13.13% for Class I shares per the February 1, 2020 prospectus. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

**	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

***	Inception date is December 3, 2018.

The Fund’s holdings by asset class as of March 31, 2020 are as follows:

Asset Class	% of Net Assets
Common Stock	84.6%
REITS	12.9%
Other Assets in Excess of Liabilities	2.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Pinnacle Sherman Multi-Strategy Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.8%
	COMMODITY FUND - 3.7%
8,350	SPDR Gold Shares *	$1,236,218

	DEBT FUNDS - 9.3%
17,890	iShares 1-3 Year Treasury Bond ETF	1,550,526
13,950	iShares Short Treasury Bond ETF	1,548,729
		3,099,255
	EQUITY FUNDS - 84.8%
33,540	Invesco QQQ Trust Series 1	6,386,016
12,805	iShares Core S&P 500 ETF	3,308,812
17,930	iShares Morningstar Large-Cap Growth ETF	3,330,497
27,890	iShares S&P 100 ETF	3,308,312
21,085	iShares S&P 500 Growth ETF	3,480,079
21,410	iShares S&P 500 Value ETF	2,060,712
22,265	iShares U.S. Real Estate ETF	1,548,976
14,885	iShares US Consumer Goods ETF	1,610,557
8,045	iShares US Technology ETF	1,644,318
11,610	iShares US Utilities ETF	1,603,225
		28,281,504

	TOTAL EXCHANGE TRADED FUNDS (Cost $32,585,419)	32,616,977

	TOTAL INVESTMENTS - 97.8% (Cost $32,585,419)	$32,616,977
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	717,553
	NET ASSETS - 100.0%	$33,334,530

* - Non income producing security

ETF - Exchange Traded Fund

SPDR - Standard and Poor’s Depositary Receipts

S&P - Standard and Poor’s

See Accompanying Notes to Financial Statements

Pinnacle TrendRating Innovative Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	COMMON STOCK - 84.6%
	COMMERCIAL SERVICES - 7.3%
1,140	Global Payments, Inc.	$164,422
769	S&P Global, Inc.	188,443
		352,865
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
1,293	Visa, Inc.	208,328

	ELECTRIC - 3.6%
727	NextEra Energy, Inc.	174,931

	ENVIRONMENTAL CONTROL - 3.2%
2,063	Republic Services, Inc.	154,849

	HEALTHCARE-PRODUCTS - 7.8%
1,517	Danaher Corp.	209,968
590	Thermo Fisher Scientific, Inc.	167,324
		377,292
	INSURANCE - 7.5%
1,076	Aon PLC	177,583
2,550	Progressive Corp.	188,292
		365,875
	MEDIA - 7.9%
437	Charter Communications, Inc. *	190,667
2,842	Thomson Reuters Corp.	192,858
		383,525
	PHARMACEUTICALS - 4.8%
1,980	Zoetis, Inc.	233,026

	RETAIL - 15.3%
596	Costco Wholesale Corp.	169,937
1,448	Dollar General Corp.	218,663
1,550	Ross Stores, Inc.	134,804
1,916	Walmart, Inc.	217,696
		741,100
	SEMICONDUCTORS - 10.2%
3,529	Applied Materials, Inc.	161,699
702	Lam Research Corp.	168,480
3,986	Micron Technology, Inc. *	167,651
		497,830
	SOFTWARE - 9.0%
1,673	Microsoft Corp.	263,849
1,392	Splunk, Inc. *	175,712
		439,561
	TELECOMMUNICATIONS - 3.7%
1,341	Motorola Solutions, Inc.	178,246

	TOTAL COMMON STOCK (Cost $4,645,864)	4,107,428

	REITS - 12.9%
910	American Tower Corp.	198,153
354	Equinix, Inc.	221,098
768	SBA Communications Corp.	207,337
	TOTAL REITS (Cost $649,398)	626,588

	TOTAL INVESTMENTS - 97.5% (Cost $5,295,262)	$4,734,016
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%	119,675
	NET ASSETS - 100.0%	$4,853,691

* - Non income producing security

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard and Poor’s

See Accompanying Notes to Financial Statements

Pinnacle Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

	Pinnacle Sherman	Pinnacle TrendRating
	Multi-Strategy Core Fund	Innovative Equity Fund
ASSETS
Investment Securities:
At cost	$32,585,419	$5,295,262
At value	32,616,977	4,734,016
Cash and cash equivalents	737,172	121,628
Due from Advisor	—	6,789
Dividends and interest receivable	8,390	4,117
Receivable for Fund shares sold	11,505	—
Prepaid expenses and other assets	27,615	827
TOTAL ASSETS	33,401,659	4,867,377

LIABILITIES
Payable for Fund shares repurchased	2,706	—
Investment advisory fees payable	942	—
Distribution (12b-1) fees payable	10,344	—
Payable to related parties	10,318	1,587
Trustee fees payable	697	612
Accrued expenses and other liabilities	42,122	11,487
TOTAL LIABILITIES	67,129	13,686
NET ASSETS	$33,334,530	$4,853,691

Net Assets Consist Of:
Paid in capital	$36,981,017	$5,319,773
Accumulated losses	(3,646,487)	(466,082)
NET ASSETS	$33,334,530	$4,853,691

Net Asset Value Per Share:
Class A Shares:
Net Assets	$7,424,906	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	759,678	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.77	$10.29	(b)
Maximum offering price per share (maximum sales charge of 5.75%)	$10.37	$10.92

Class C Shares:
Net Assets	$10,109,322	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,064,542	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.50	$10.29	(b)

Class I Shares:
Net Assets	$15,800,302	$4,853,671
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,608,033	471,253
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.83	$10.30

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

See Accompanying Notes to Financial Statements.

Pinnacle Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2020

	Pinnacle Sherman	Pinnacle TrendRating
	Multi-Strategy Core Fund	Innovative Equity Fund
INVESTMENT INCOME
Dividends (including $0, $389 of foreign witholding tax)	$239,511	$21,779
Interest	6,473	408
TOTAL INVESTMENT INCOME	245,984	22,187

EXPENSES
Investment advisory fees	149,218	12,177
Distribution (12b-1) fees:
Class A	6,808	8
Class C	55,996	—
Registration fees	22,300	1,813
Printing and postage expenses	13,716	3,158
Administrative services fees	12,485	17,033
Transfer agent fees	11,935	5,055
Accounting services fees	10,922	10,504
Audit fees	8,511	8,545
Legal fees	7,804	7,105
Trustees fees and expenses	7,566	7,366
Third pary administrative servicing fees	6,822	8
Compliance officer fees	6,320	1,976
Custodian fees	2,791	2,558
Insurance expense	623	20
Other expenses	1,177	426
TOTAL EXPENSES	324,994	77,752
Less: Fees waived / expenses reimbursed by the adviser	(77,200)	(61,590)
NET EXPENSES	247,794	16,162
NET INVESTMENT INCOME (LOSS)	(1,810)	6,025

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	788,306	89,980
Net change in unrealized depreciation on investments	(1,721,746)	(682,359)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(933,440)	(592,379)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(935,250)	$(586,354)

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2020	September 30,
	(Unaudited)	2019
FROM OPERATIONS
Net investment income (loss)	$(1,810)	$139,631
Net realized gain (loss) from security transactions	788,306	(4,464,094)
Net change in unrealized depreciation on investments	(1,721,746)	(5,724,945)
Net decrease in net assets resulting from operations	(935,250)	(10,049,408)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(24,748)	(393,920)
Class C	—	(782,391)
Class I	(114,703)	(1,336,862)
Total Distributions to Shareholders	(139,451)	(2,513,173)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	60,436	1,039,524
Class C	141,092	441,412
Class I	77,685	2,078,560
Shares issued to shareholders in reinvestment (Note 8):
Class A	2,857,262	—
Class C	456,970	—
Class I	5,167,457	—
Net asset value of shares issued in reinvestment of distributions:
Class A	23,505	365,229
Class C	—	711,208
Class I	111,877	1,301,047
Payments for shares redeemed:
Class A	(2,995,651)	(10,165,690)
Class C	(2,191,305)	(11,776,094)
Class I	(2,883,156)	(31,899,924)
Redemption fee proceeds:
Class A	—	584
Class C	4	120
Class I	98	608
Net increase (decrease) in net assets resulting from shares of beneficial interest	826,274	(47,903,416)

TOTAL DECREASE IN NET ASSETS	(248,427)	(60,465,997)

NET ASSETS
Beginning of Period	33,582,957	94,048,954
End of Period	$33,334,530	$33,582,957

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2020	September 30,
	(Unaudited)	2019
SHARE ACTIVITY
Class A:
Shares Sold	5,725	102,504
Shares issued due to merger (Note 8)	357,755	—
Shares Reinvested	2,174	37,769
Shares Redeemed	(286,027)	(978,868)
Net increase (decrease) in shares of beneficial interest outstanding	79,627	(838,595)

Class C:
Shares Sold	13,677	43,451
Shares issued due to merger (Note 8)	59,471
Shares Reinvested	—	75,340
Shares Redeemed	(211,680)	(1,191,188)
Net decrease in shares of beneficial interest outstanding	(138,532)	(1,072,397)

Class I:
Shares Sold	7,318	197,435
Shares issued due to merger (Note 8)	481,637	—
Shares Reinvested	10,302	133,715
Shares Redeemed	(272,004)	(3,213,268)
Net increase (decrease) in shares of beneficial interest outstanding	227,253	(2,882,118)

See Accompanying Notes to Financial Statements.

Pinnacle TrendRating Innovative Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Period Ended
	2020	September 30,
	(Unaudited)	2019*
FROM OPERATIONS
Net investment income (loss)	$6,025	$(1,259)
Net realized gain from security transactions	89,980	30,271
Net change in unrealized appreciation (depreciation) on investments	(682,359)	121,113
Net increase (decrease) in net assets resulting from operations	(586,354)	150,125

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(119)	—
Class I	(29,782)	—
Net decrease in net assets resulting from distributions to shareholders	(29,901)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,454	5,009
Class C	—	10
Class I	3,472,742	1,824,530
Net asset value of shares issued in reinvestment of distributions:
Class A	119	—
Class C	—	—
Class I	29,510	—
Payments for shares redeemed:
Class A	(16,953)	—
Class I	(5,600)	—
Net increase in net assets resulting from shares of beneficial interest	3,490,272	1,829,549

TOTAL INCREASE IN NET ASSETS	2,874,017	1,979,674

NET ASSETS
Beginning of Period	1,979,674	—
End of Period	$4,853,691	$1,979,674

SHARE ACTIVITY
Class A:
Shares Sold	947	474
Shares Reinvested	10	—
Shares Redeemed	(1,430)	—
Net increase (decrease) in shares of beneficial interest outstanding	(473)	474

Class C:
Shares Sold	—	1
Shares Reinvested	—	—
Net increase in shares of beneficial interest outstanding	—	1

Class I:
Shares Sold	291,170	177,990
Shares Reinvested	2,580	—
Shares Redeemed	(487)	—
Net increase in shares of beneficial interest outstanding	293,263	177,990

*	The Pinnacle TrendRating Innovative Equity Fund commenced operations on December 3, 2018.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2020		Year Ended	Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$10.36		$11.71	$11.61	$10.53	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		0.04	(0.01)	(0.01)	0.01
Net realized and unrealized gain / (loss) on investments	(0.55)		(1.04)	0.80	1.15	0.52	(10)
Total from investment operations	(0.54)		(1.00)	0.79	1.14	0.53
Less distributions from:
Net investment income	(0.05)		—	—	(0.02)	—
Net realized gains	—		(0.35)	(0.69)	(0.04)	—
Total distributions	(0.05)		(0.35)	(0.69)	(0.06)	—
Paid-in-Capital From Redemption Fees (2)	—		0.00 (9)	0.00 (9)	0.00 (9)	0.00	(9)
Net asset value, end of period	$9.77		$10.36	$11.71	$11.61	$10.53
Total return (3)	(5.27	)% (7)	(8.31)%	6.96%	10.91%	5.30	% (7)
Net assets, at end of period (000s)	$7,425		$7,047	$17,779	$25,056	$13,604
Ratio of gross expenses to average net assets (4)(6)	2.01	% (5)	1.78%	1.61%	1.63%	1.72	% (5)
Ratio of net expenses to average net assets (6)	1.49	% (5)	1.49%	1.49%	1.49%	1.49	% (5)
Ratio of net investment income (loss) to average net assets (6)(8)	0.11	% (5)	0.37%	(0.05)%	(0.09)%	0.30	% (5)
Portfolio Turnover Rate	293	% (7)	607%	402%	337%	449	% (7)

(1)	The Pinnacle Sherman Multi-Strategy Core Fund’s Class A shares commenced operations on October 1, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees / reimbursed a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2020		Year Ended	Year Ended	Year Ended	Period Ended
Class C	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$10.06		$11.46	$11.46	$10.46	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.03)	(0.09)	(0.06)	(0.08)
Net realized and unrealized gain / (loss) on investments	(0.53)		(1.02)	0.78	1.10	0.54
Total from investment operations	(0.56)		(1.05)	0.69	1.04	0.46
Less distributions from:
Net realized gains	—		(0.35)	(0.69)	(0.04)	—
Total distributions	—		(0.35)	(0.69)	(0.04)	—
Paid-in-Capital From Redemption Fees (2)(9)	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$9.50		$10.06	$11.46	$11.46	$10.46
Total return (3)	(5.57	)% (7)	(8.95)%	6.15%	9.97%	4.60	% (7)
Net assets, at end of period (000s)	$10,109		$12,104	$26,079	$24,709	$14,578
Ratio of gross expenses to average net assets (4)(6)	2.76	% (5)	2.53%	2.36%	2.38%	2.47	% (5)
Ratio of net expenses to average net assets (6)	2.24	% (5)	2.24%	2.24%	2.24%	2.24	% (5)
Ratio of net investment loss to average net assets (6)(8)	(0.56	)% (5)	(0.31)%	(0.80)%	(0.56)%	(0.77	)% (5)
Portfolio Turnover Rate	293	% (7)	607%	402%	337%	449	% (7)

(1)	The Pinnacle Sherman Multi-Strategy Core Fund’s Class C shares commenced operations on October 1, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees / reimbursed a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2020		Year Ended	Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$10.45		$11.77	$11.66	$10.57	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.07	0.02	0.05	0.01
Net realized and unrealized gain / (loss) on investments	(0.54)		(1.04)	0.79	1.12	0.56	(10)
Total from investment operations	(0.52)		(0.97)	0.81	1.17	0.57
Less distributions from:
Net investment income	(0.10)		—	(0.01)	(0.04)	—
Net realized gains	—		(0.35)	(0.69)	(0.04)	—
Total distributions	(0.10)		(0.35)	(0.70)	(0.08)	—
Paid-in-Capital From Redemption Fees (2)(9)	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$9.83		$10.45	$11.77	$11.66	$10.57
Total return (3)	(5.08	)% (7)	(8.01)%	7.16%	11.09%	5.70	% (7)
Net assets, at end of period (000s)	$15,800		$14,431	$50,191	$67,546	$27,240
Ratio of gross expenses to average net assets (4)(6)	1.76	% (5)	1.53%	1.36%	1.38%	1.47	% (5)
Ratio of net expenses to average net assets (6)	1.24	% (5)	1.24%	1.24%	1.24%	1.24	% (5)
Ratio of net investment income to average net assets (6)(8)	0.40	% (5)	0.67%	0.20%	0.47%	0.06	% (5)
Portfolio Turnover Rate	293	% (7)	607%	402%	337%	449	% (7)

(1)	The Pinnacle Sherman Multi-Strategy Core Fund’s Class I shares commenced operations on October 1, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its fees / reimbused expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

Pinnacle TrendRating Innovative Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A		Class A	Class C		Class C	Class I		Class I
	Six Months Ended			Six Months Ended			Six Months Ended
	March 31, 2020		Period Ended	March 31, 2020		Period Ended	March 31, 2020		Period Ended
	(Unaudited)		September 30, 2019 (1)	(Unaudited)		September 30, 2019 (1)	(Unaudited)		September 30, 2019 (1)
Net asset value, beginning of period	$11.08		$10.00	$11.08		$10.00	$11.09		$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.01		(0.06)	0.01		(0.06)	0.02		(0.01)
Net realized and unrealized gain on investments	(0.67)		1.14	(0.67)		1.14	(0.68)		1.10
Total from investment operations	(0.66)		1.08	(0.66)		1.08	(0.66)		1.09
Less distributions from:				—		—
Net realized gains	(0.13)		—	(0.13)		—	(0.13)		—
Total distributions	(0.13)		—	(0.13)		—	(0.13)		—
Net asset value, end of period	$10.29		$11.08	$10.29		$11.08	$10.30		$11.09
Total return (3)(6)	(6.11)%		10.80%	(6.20)%		10.80%	(6.10)%		10.90%
Net assets, at end of period	$10		$5,256	$10		$11	$4,853,671		$1,974,407
Ratio of gross expenses to average net assets (4)(5)	5.01	% (5)	13.38%	5.76	% (5)	14.13%	4.76	% (5)	13.13%
Ratio of net expenses to average net assets (5)	1.24	% (5)	1.24%	1.99	% (5)	1.99%	0.99	% (5)	0.99%
Ratio of net investment income/(loss) to average net assets (5)	0.10	% (5)	(0.38)%	(0.65	)% (5)	(1.13)%	0.37	% (5)	(0.13)%
Portfolio Turnover Rate (6)	114%		149%	114%		149%	114%		149%

(1)	The Pinnacle TrendRating Innovative Equity Fund Class A, Class C and Class I shares commenced operations on December 3, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees / reimbursed a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Not annualized.

See Accompanying Notes to Financial Statements.

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020

1.	ORGANIZATION

The Pinnacle Sherman Multi-Strategy Core Fund and Pinnacle TrendRating Innovative Equity Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of Pinnacle Sherman Multi-Strategy Core Fund is to seek high total return with reasonable risk. The investment objective of Pinnacle TrendRating Innovative Equity Fund is to seek high total return. Pinnacle Sherman Multi-Strategy Core Fund commenced operations on October 1, 2015. Pinnacle TrendRating Innovative Equity Fund commenced operations on December 3, 2018.

Each Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at NAV. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAVs. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Cash and Cash Equivalents – Cash and cash equivalents includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy. As of March 31, 2020, Pinnacle Sherman Multi-Strategy Core Fund and Pinnacle TrendRating Innovative Equity Fund had deposits with MUFG Union Bank of $737,172 representing 2.21% of net assets, and $121,628 representing 2.51% of net assets, respectively.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Funds’ investments measured at fair value:

Pinnacle Sherman Multi-Strategy Core Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,616,977	$—	$—	$32,616,977
Total	$32,616,977	$—	$—	$32,616,977

Pinnacle TrendRating Innovative Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$4,107,428	$—	$—	$4,107,428
REITs	626,588	—	—	626,588
Total	$4,734,016	$—	$—	$4,734,016

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for classification by asset class.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of a Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not”

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the period ended September 30, 2017 to September 30, 2019 for the Funds or expected to be taken in the Funds’ September 30, 2020 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where a Fund makes significant investments; however, each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Fund	Purchases	Sales
Pinnacle Sherman Multi-Strategy Core Fund	$86,552,289	$85,932,756
Pinnacle TrendRating Innovative Equity Fund	7,127,168	3,750,442

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

4.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Funds. For the six months ended March 31, 2020, the redemption fees paid to the funds were as follows:

Pinnacle Sherman Multi-Strategy Core Fund

Redemption Fee
Class C	$4
Class I	98

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pinnacle Family Advisors, LLC serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of Pinnacle Sherman Multi-Strategy Core Fund, and 0.75% of average daily net assets for TrendRating Innovative Equity Fund paid monthly. For the six months ended March 31, 2020, Pinnacle Sherman Multi-Strategy Core Fund, and Pinnacle TrendRating Innovative Equity Fund incurred $149,218, and $12,177 in advisory fees respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2021 for Pinnacle Sherman Multi-Strategy Core Fund and January 31, 2021 for the Pinnacle TrendRating Innovative Equity Fund, to waive a portion of its advisory fees and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets for Pinnacle Sherman Multi-Strategy Core Fund; and 1.24% per annum of Class A average daily net assets, 1.99% per annum for Class C average daily net assets, and 0.99% per annum for Class I average daily net assets for Pinnacle TrendRating Innovative Equity Fund (the “expense limitation”).

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the lesser of the expense limitation in place at the time of the waiver or at the time of the reimbursement. If the operating expenses attributable to the Class A, Class C and Class I shares subsequently exceed the expense limitation then in place or in place at time of waiver, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2020, the Adviser of Pinnacle Sherman Multi-Strategy Core Fund, and Pinnacle TrendRating Innovative Equity Fund waived and/or reimbursed $77,200 and $61,590 respectively in advisory fees or expenses pursuant to the Waiver Agreement.

The following amounts are subject to recapture until the following dates:

	9/30/2020	9/30/2021	9/30/2022
Pinnacle Sherman Multi-Strategy Core Fund	$115,925	$131,985	$162,100
Pinnalce TrendRating Innovative Equity Fund	—	—	116,003

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Class A and Class C Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Pursuant to the Plans, the Funds incurred distribution fees during the period ended March 31, 2020 as follows:

	Class A	Class C
Pinnacle Sherman Multi-Strategy Core Fund	$6,808	$55,996
Pinnacle TrendRating Innovative Equity Fund	8	—

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2020, the Distributor received $768 from front-end sales charge of which $108 was retained by the principal underwriter or other affiliated broker-dealers for Pinnacle Multi-Strategy Core Fund Class A.

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to each Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) - Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the advisory agreement with the Adviser. As of March 31, 2020, the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the applicable Funds:

		Percentage of Voting Securities as of
Fund	Shareholder	March 31, 2020
Pinnacle Sherman Multi-Strategy Core Fund	LPL Financial	30.1%
Pinnacle TrendRating Innovative Equity Fund	National Financial Services LLC	78.7%

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective unrealized appreciation and depreciation at March 31, 2020, were as follows:

	Cost for	Gross	Gross	Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	purposes	Appreciation	Depreciation	App/Dep
Pinnacle Sherman Multi -Strategy Core	$33,148,791	$555,597	$(1,087,411)	$(531,814)
Pinnacle TrendRating Innovative Equity Fund	5,296,081	15,590	(577,655)	(562,065)

The tax character of distributions paid for the year ended September 30, 2019 and September 30, 2018 was as follows:

For the period ended September 30, 2019
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Pinnacle Sherman Multi-Strategy Core Fund	$1,580,031	$933,142	$—	$2,513,173
Pinnacle Trend Rating Innovative Equity Fund	—	—	—	—

For the period ended September 30, 2018
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Pinnacle Sherman Multi-Strategy Core Fund	$7,040,589	$—	$—	$7,040,589
Pinnacle Trend Rating Innovative Equity Fund	—	—	—	—

As of September 30, 2019, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Losses)	Earnings/(Losses)
Pinnacle Sherman Multi-Strategy Core Fund	$139,004	$—	$(934,856)	$—	$(2,965,866)	$1,189,932	$(2,571,786)
Pinnacle Trend Rating Innovative Equity Fund	29,879	—	—	—	—	120,294	$150,173

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Pinnacle Sherman Multi-Strategy Core Fund	$2,965,866
Pinnacle Trend Rating Innovative Equity Fund	—

At September 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total
Pinnacle Sherman Multi-Strategy Core Fund	$934,856	$—	$934,856
Pinnacle Trend Rating Innovative Equity Fund	—	—	—

Permanent book and tax differences, primarily attributable to the tax treatment of the Funds non-deductible expenses, resulted in reclassifications for the year or period ended September 30, 2019 as follows:

	Paid	Accumulated
	In	Earnings/
Fund	Capital	(Losses)
Pinnacle Sherman Multi-Strategy Core Fund	$—	$—
Pinnacle Trend Rating Innovative Equity Fund	(48)	48

PINNACLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

8.	FUND REORGANIZATION

The Board, after careful consideration, approved the reorganization of the Pinnacle Sherman Tactical Allocation Fund into the Pinnacle Multi-Strategy Core Fund. The plan of the reorganization provides for the transfer of all the assets and the presumption of the liabilities of the Pinnacle Sherman Tactical Allocation Fund. The following table illustrates the specifics of the reorganization that occurred on March 27, 2020.

Pinnacle Multi-Strategy Core Fund
Shares Issued to
Pinnacle Sherman		Shareholders of
Tactical Allocation		Pinnacle Multi-		Combined (Post	Tax Status
Fund		Strategy Core Fund	Pre Merger	Merger) Net Assets	of Transfer
$8,683,114	(1)	898,863	$24,226,623	$32,909,737	Non-taxable

(1)	Includes unrealized appreciation in the amount of $201,425

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PINNACLE FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
		Beginning
	Fund’s	Account	Ending	Expenses	Ending	Expenses
	Annualized	Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	10/1/19	3/31/20	Period	3/31/20	Period

Pinnacle Sherman Multi-Strategy – Class A	1.49%	$1,000.00	$947.30	$ 7.25	$1,017.55	$ 7.52
Pinnacle Sherman Multi-Strategy – Class C	2.24%	$1,000.00	$944.30	$ 10.89	$1,013.80	$ 11.28

Pinnacle Sherman Multi-Strategy – Class I	1.24%	$1,000.00	$949.20	$ 6.04	$1,018.80	$ 6.26
Pinnacle TrendRating Innovative Equity Fund – Class A	1.24%	$1,000.00	$938.90	$ 6.01	$1,018.80	$ 6.26
Pinnacle TrendRating Innovative Equity Fund – Class C	1.99%	$1,000.00	$938.00	$ 9.64	$1,015.05	$ 10.02

Pinnacle TrendRating Innovative Equity Fund – Class I	0.99%	$1,000.00	$939.00	$ 4.80	$1,020.05	$ 5.00

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT. Form NPORT is available on the SEC’s website at http://www.sec.gov. The information on Form NPORT is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Pinnacle Family Advisors, LLC
620 W. Republic Road, Ste. 104
Springfield, MO 65807

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/4/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/4/20

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/4/20